Short-Term Bank Loans	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Short-Term Bank Loans
8. SHORT-TERM BANK LOANS
The Company has a US dollar bank revolver credit facility from which it drew down and repaid US$$40,000 thousand in 2022. Interest rate was 4.55% per annum on the outstanding monthly balance in 2022.
The interest expenses for the years ended December 31, 2021, 2022 and 2023 were nil, US$71 thousand and nil, respectively.